Goldman Sachs Large Cap Value Fund Expense Example - Institutional [Member] - Goldman Sachs Large Cap Value Fund - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	$ 1,013